Derivative instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Derivative instruments
18	Derivative instruments

The Company had no outstanding derivative instruments at December 31, 2020.

For the year ended December 31, 2020, the Company received $904 ($nil for the year ended December 31, 2019), in settlement of the derivative instruments that matured in the period.